UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
November 15, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 85
Form 13F Information Table Value Total: 3,320,256

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMR Corp.                      COM              001765106     3553 153545.0000 SH    Sole                        153545.0000
Allstate Insurance Grp.        COM              020002101   156926 2501612.8420 SH   Sole                        2501612.8420
Altria Group Inc               COM              02209S103    99984 1306121.5817 SH   Sole                        1306121.5817
American Express Co.           COM              025816109      219 3910.0000 SH      Sole                         3910.0000
American International Group   COM              026874107   124339 1876530.0000 SH   Sole                        1876530.0000
American Woodmark Corp         COM              030506109    16487 489387.6535 SH    Sole                        489387.6535
Anadarko Petroleum Corp.       COM              032511107   111083 2534405.0000 SH   Sole                        2534405.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    86979 2296165.0000 SH   Sole                        2296165.0000
Bank of America Corp           COM              060505104      764 14264.4065 SH     Sole                        14264.4065
Beazer Homes Inc.              COM              07556Q105    35637 912825.3800 SH    Sole                        912825.3800
Berkshire Hathaway CL B        COM              084670207      270  85.0000 SH       Sole                           85.0000
Black & Decker Corp            COM              091797100    47667 600723.8109 SH    Sole                        600723.8109
CHAPARRAL STL CO DEL COM       COM              159423102    19886 583862.0000 SH    Sole                        583862.0000
Capital One Financial Corp.    COM              14040H105   131890 1676711.7350 SH   Sole                        1676711.7350
Caterpillar                    COM              149123101    95230 1447264.0000 SH   Sole                        1447264.0000
Cemex S A Ssponsor ADR New Rep COM              151290889   166607 5538790.3800 SH   Sole                        5538790.3800
Centex Corp                    COM              152312104    86681 1647309.2220 SH   Sole                        1647309.2220
ChevronTexaco Corp.            COM              166764100      207 3195.0000 SH      Sole                         3195.0000
Cisco Systems Inc              COM              17275R102      554 24099.0000 SH     Sole                        24099.0000
Citigroup Inc.                 COM              172967101   129877 2614788.9233 SH   Sole                        2614788.9233
ConocoPhillips                 COM              20825C104   118736 1994560.8400 SH   Sole                        1994560.8400
Countrywide Financial Corp.    COM              222372104   130308 3718826.2951 SH   Sole                        3718826.2951
DEVON ENERGY CORP NEW COM      COM              25179M103    98357 1557517.5640 SH   Sole                        1557517.5640
DOLLAR THRIFTY AUTOMOT COM     COM              256743105      214 4800.0000 SH      Sole                         4800.0000
Dell Inc.                      COM              24702R101      280 12244.0000 SH     Sole                        12244.0000
Dynegy Inc.                    COM              26816Q101     3989 720000.0000 SH    Sole                        720000.0000
EMBARQ CORP COM                COM              29078E105     2262 46773.0000 SH     Sole                        46773.0000
EResearch                      COM              29481V108     8439 1041875.0000 SH   Sole                        1041875.0000
Eagle Materials Inc            COM              26969P108    10884 323162.8453 SH    Sole                        323162.8453
El Paso Corporation            COM              28336l109    10947 802589.0000 SH    Sole                        802589.0000
Exxon Mobil Corp.              COM              30231G102      839 12497.0000 SH     Sole                        12497.0000
FIDELITY NATIONAL TITLE        COM                            6426 306592.0000 SH    Sole                        306592.0000
Fannie Mae                     COM              313586109     7963 142428.0000 SH    Sole                        142428.0000
Fidelity National Financial (O COM              316326107    82766 1987190.0830 SH   Sole                        1987190.0830
GAMCO INVESTORS INC-A          COM              361438104     4628 121600.0000 SH    Sole                        121600.0000
General Electric               COM              369604103     1668 47253.3032 SH     Sole                        47253.3032
Goldman Sachs Group Inc.       COM              38141G104     1166 6890.0000 SH      Sole                         6890.0000
Graco Inc.                     COM              384109104     8556 219051.0000 SH    Sole                        219051.0000
Harley Davidson Inc.           COM              412822108    26691 425360.0000 SH    Sole                        425360.0000
Houston Exploration            COM              442120101    42859 777135.0000 SH    Sole                        777135.0000
Intel Corp                     COM              458140100      329 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    12308 150203.3785 SH    Sole                        150203.3785
J.P. Morgan Chase & Co.        COM              46625H100      575 12234.0000 SH     Sole                        12234.0000
Johnson & Johnson              COM              478160104   135047 2079563.8700 SH   Sole                        2079563.8700
LONE STAR TECHNOLOGIES COM     COM              542312103     3026 62540.0000 SH     Sole                        62540.0000
Lamson & Sessions              COM              513696104     3287 138000.0000 SH    Sole                        138000.0000
Lowes Companies Inc.           COM              548661107      248 8841.0000 SH      Sole                         8841.0000
MARSHALL EDWARDS INC COM       COM              572322303      228 77397.0000 SH     Sole                        77397.0000
Masco Corp                     COM              574599106    30978 1129758.3860 SH   Sole                        1129758.3860
Mastec Inc.                    COM              576323109     5111 461700.0000 SH    Sole                        461700.0000
Meritage Corp.                 COM              59001A102    44924 1079635.0000 SH   Sole                        1079635.0000
Merrill Lynch                  COM              590188108   141088 1803732.5420 SH   Sole                        1803732.5420
Microsoft Corp                 COM              594918104      968 35391.1095 SH     Sole                        35391.1095
Mohawk Industries, Inc.        COM              608190104    27535 369852.0000 SH    Sole                        369852.0000
Morgan Stanley                 COM              617446448    25751 353184.0000 SH    Sole                        353184.0000
NOVAGOLD RES INC COM NEW       COM              66987E206     8389 534700.0000 SH    Sole                        534700.0000
NVR Inc.                       COM              62944T105    81928 153137.0000 SH    Sole                        153137.0000
Nabors Industries LTD New (Ber COM              G6359F103   112785 3791082.0000 SH   Sole                        3791082.0000
National RV Holdings           COM              637277104     1553 447683.0000 SH    Sole                        447683.0000
Novogen LTD                    COM              67010F103     2882 251710.0000 SH    Sole                        251710.0000
OPENTV CORP CL A               COM              G67543101      570 200000.0000 SH    Sole                        200000.0000
Patterson Energy Inc.          COM              703481101    78456 3302009.0460 SH   Sole                        3302009.0460
Pfizer Inc                     COM              717081103    90393 3187325.8187 SH   Sole                        3187325.8187
Polaris Industries, Inc.       COM              731068102    22795 553955.0000 SH    Sole                        553955.0000
Pulte Homes, Inc.              COM              745867101    20703 649800.0000 SH    Sole                        649800.0000
RTI International Metals Inc.  COM              74973W107    13758 315690.0000 SH    Sole                        315690.0000
Rush Enterprises CLA           COM              781846209     3446 206605.0000 SH    Sole                        206605.0000
Rush Enterprises CLB           COM              781846308     4412 283005.0000 SH    Sole                        283005.0000
Stanley Furniture Inc New      COM              854305208    17960 842805.0000 SH    Sole                        842805.0000
Terex Corp Del                 COM              880779103    58328 1289874.0000 SH   Sole                        1289874.0000
Texas Industries Inc.          COM              882491103    10902 209415.0000 SH    Sole                        209415.0000
Thor Industries Inc.           COM              885160101    68338 1659909.0000 SH   Sole                        1659909.0000
Toll Brothers Inc.             COM              889478103    55373 1971975.0000 SH   Sole                        1971975.0000
U S Bancorp Del New            COM              902973304      515 15510.0000 SH     Sole                        15510.0000
United Technologies Corp.      COM              913017109      493 7780.0000 SH      Sole                         7780.0000
UnitedHealth Group Inc.        COM              91324P102   136201 2768303.1220 SH   Sole                        2768303.1220
WYNDHAM WORLDWIDE CORPORATION  COM              98310W108    11518 411790.0000 SH    Sole                        411790.0000
Wal-Mart Stores                COM              931142103      572 11592.0000 SH     Sole                        11592.0000
Washington Mutual Inc.         COM              939322103    56102 1290582.0000 SH   Sole                        1290582.0000
Wells Fargo & Co.              COM              949746101      291 8040.0000 SH      Sole                         8040.0000
Whirlpool Corp                 COM              963320106    50325 598320.0000 SH    Sole                        598320.0000
Winnebago Inds. Inc.           COM              974637100    34015 1083959.1950 SH   Sole                        1083959.1950
Wyeth                          COM              983024100      759 14938.0000 SH     Sole                        14938.0000
YRC WORLDWIDE INC              COM              984249102    61926 1671877.0000 SH   Sole                        1671877.0000
Muhlenkamp Fund                                 962096103      346 4289.3240 SH      Sole                         4289.3240